Schedule of Investments(a)
Invesco Focused Discovery Growth ETF (IVDG)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-96.74%
Communication Services-1.90%
Live Nation Entertainment, Inc.(b)	183	$20,040
Consumer Discretionary-8.71%
Aptiv PLC(b)	125	17,073
Floor & Decor Holdings, Inc., Class A(b)	175	19,026
Hilton Worldwide Holdings, Inc.(b)	199	28,877
Tractor Supply Co.	123	26,852
		91,828
Energy-2.78%
Cheniere Energy, Inc.	262	29,318
Financials-13.05%
Arthur J. Gallagher & Co.	134	21,164
KKR & Co., Inc., Class A	442	31,453
LPL Financial Holdings, Inc.	117	20,161
MSCI, Inc.	61	32,703
SVB Financial Group(b)	55	32,115
		137,596
Health Care-16.94%
Catalent, Inc.(b)	205	21,306
Charles River Laboratories International, Inc.(b)	67	22,094
IDEXX Laboratories, Inc.(b)	46	23,336
Masimo Corp.(b)	82	18,029
Mettler-Toledo International, Inc.(b)	17	25,035
Repligen Corp.(b)	103	20,429
Tenet Healthcare Corp.(b)	250	18,530
West Pharmaceutical Services, Inc.	76	29,885
		178,644
Industrials-15.38%
AMETEK, Inc.	165	22,567
Equifax, Inc.	74	17,742
Generac Holdings, Inc.(b)	58	16,378
IDEX Corp.	113	24,345
Old Dominion Freight Line, Inc.	105	31,703
SiteOne Landscape Supply, Inc.(b)	113	20,353
Waste Connections, Inc.	234	29,180
		162,268
	Shares	Value
Information Technology-32.18%
Gartner, Inc.(b)	102	$29,977
Globant S.A.(b)	108	27,560
HubSpot, Inc.(b)	53	25,906
Manhattan Associates, Inc.(b)	156	20,884
Marvell Technology, Inc.	422	30,131
MongoDB, Inc.(b)	67	27,142
Monolithic Power Systems, Inc.	98	39,487
Motorola Solutions, Inc.	154	35,719
Synopsys, Inc.(b)	120	37,260
Trimble, Inc.(b)	376	27,132
Zebra Technologies Corp., Class A(b)	75	38,184
		339,382
Materials-1.73%
Avery Dennison Corp.	89	18,282
Real Estate-4.07%
Alexandria Real Estate Equities, Inc.	102	19,874
Jones Lang LaSalle, Inc.(b)	92	23,072
		42,946
Total Common Stocks & Other Equity Interests (Cost $1,162,010)		1,020,304
Money Market Funds-3.97%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $41,898)	41,898	41,898
TOTAL INVESTMENTS IN SECURITIES-100.71% (Cost $1,203,908)		1,062,202
OTHER ASSETS LESS LIABILITIES-(0.71)%		(7,478)
NET ASSETS-100.00%		$1,054,724
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,890	$103,187	$(78,179)	$-	$-	$41,898	$1
See accompanying notes which are an integral part of this schedule.

Invesco Focused Discovery Growth ETF (IVDG)—(continued)
January 31, 2022
(Unaudited)
	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$19,962	$(19,962)	$-	$-	$-	$-
Invesco Private Prime Fund	-	42,230	(42,227)	-	(3)	-	1*
Total	$16,890	$165,379	$(140,368)	$-	$(3)	$41,898	$2

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Real Assets ESG ETF (IVRA)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.07%
Consumer Staples-1.72%
Archer-Daniels-Midland Co.	639	$47,925
Energy-22.92%
Cheniere Energy, Inc.	794	88,849
Enbridge, Inc. (Canada)	3,896	164,626
Gibson Energy, Inc. (Canada)	1,972	37,927
Keyera Corp. (Canada)(b)	2,505	58,912
Kinder Morgan, Inc.	1,843	31,994
ONEOK, Inc.	639	38,775
Pembina Pipeline Corp. (Canada)	2,938	93,236
Targa Resources Corp.	805	47,559
TC Energy Corp. (Canada)	834	43,044
Williams Cos., Inc. (The)	1,107	33,144
		638,066
Industrials-0.27%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR (Mexico)	141	7,580
Materials-12.86%
Agnico Eagle Mines Ltd. (Canada)	922	44,012
Canfor Corp. (Canada)(c)	1,267	28,771
First Quantum Minerals Ltd. (Zambia)	889	21,886
FMC Corp.	345	38,078
International Paper Co.	384	18,528
Lundin Mining Corp. (Chile)	8,249	68,687
Nutrien Ltd. (Canada)	694	48,446
Sylvamo Corp.(c)	23	685
West Fraser Timber Co. Ltd. (Canada)(b)	567	52,456
WestRock Co.	790	36,466
		358,015
Real Estate-52.08%
Acadia Realty Trust	1,924	38,076
Agree Realty Corp.	456	29,813
Alexandria Real Estate Equities, Inc.	289	56,309
American Homes 4 Rent, Class A	1,257	49,186
American Tower Corp.	680	171,020
AvalonBay Communities, Inc.	149	36,390
Canadian Apartment Properties REIT (Canada)	447	19,651
Corporate Office Properties Trust	806	20,360
Cousins Properties, Inc.	380	14,653
Crown Castle International Corp.	195	35,589
Douglas Emmett, Inc.	1,035	32,313
Duke Realty Corp.	717	41,428
Equinix, Inc.	95	68,866
Equity Residential	347	30,789
Federal Realty Investment Trust	105	13,386
Healthpeak Properties, Inc.	2,085	73,747
JBG SMITH Properties	1,812	49,649
	Shares	Value
Real Estate-(continued)
Kilroy Realty Corp.	698	$44,672
Kimco Realty Corp.	1,094	26,540
Pebblebrook Hotel Trust	1,717	37,173
PotlatchDeltic Corp.	460	24,743
Prologis, Inc.	1,191	186,773
Regency Centers Corp.	319	22,888
SBA Communications Corp., Class A	228	74,200
Simon Property Group, Inc.	481	70,803
Summit Hotel Properties, Inc.(c)	4,363	41,100
Sunstone Hotel Investors, Inc.(c)	2,499	28,264
UDR, Inc.	1,154	65,593
Washington REIT	831	20,459
Weyerhaeuser Co.	622	25,148
		1,449,581
Utilities-9.22%
American Water Works Co., Inc.	564	90,691
CenterPoint Energy, Inc.	2,328	66,022
Consolidated Edison, Inc.	1,155	99,850
		256,563
Total Common Stocks & Other Equity Interests (Cost $2,500,688)		2,757,730
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $27,295)	27,295	27,295
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,527,983)		2,785,025
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.97%
Invesco Private Government Fund, 0.02%(d)(e)(f)	24,819	24,819
Invesco Private Prime Fund, 0.11%(d)(e)(f)	57,899	57,910
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,729)		82,729
TOTAL INVESTMENTS IN SECURITIES-103.02% (Cost $2,610,712)		2,867,754
OTHER ASSETS LESS LIABILITIES-(3.02)%		(84,060)
NET ASSETS-100.00%		$2,783,694
See accompanying notes which are an integral part of this schedule.

Invesco Real Assets ESG ETF (IVRA)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,077	$374,775	$(359,557)	$-	$-	$27,295	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,639	134,708	(111,528)	-	-	24,819	1*
Invesco Private Prime Fund	3,665	257,111	(202,865)	-	(1)	57,910	7*
Total	$17,381	$766,594	$(673,950)	$-	$(1)	$110,024	$10

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	21.23%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Select Growth ETF (IVSG)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.50%
Communication Services-16.37%
Alphabet, Inc., Class A(b)	36	$97,418
Electronic Arts, Inc.	253	33,563
Meta Platforms, Inc., Class A(b)	197	61,712
Sea Ltd., ADR (Taiwan)(b)	102	15,332
		208,025
Consumer Discretionary-12.53%
Amazon.com, Inc.(b)	25	74,787
Booking Holdings, Inc.(b)	25	61,403
Farfetch Ltd., Class A (United Kingdom)(b)	552	11,984
Penn National Gaming, Inc.(b)	242	11,038
		159,212
Energy-4.61%
APA Corp.	1,764	58,582
Financials-4.48%
Apollo Global Management, Inc.	813	56,910
Health Care-8.93%
Intuitive Surgical, Inc.(b)	143	40,638
IQVIA Holdings, Inc.(b)	172	42,123
UnitedHealth Group, Inc.	65	30,717
		113,478
Industrials-2.90%
United Rentals, Inc.(b)	115	36,814
Information Technology-47.03%
Apple, Inc.	353	61,697
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	335	$46,290
Block, Inc., Class A(b)	50	6,115
Microsoft Corp.	589	183,167
MongoDB, Inc.(b)	65	26,332
NVIDIA Corp.	265	64,888
Palo Alto Networks, Inc.(b)	163	84,336
QUALCOMM, Inc.	520	91,395
Shopify, Inc., Class A (Canada)(b)	31	29,892
Zscaler, Inc.(b)	14	3,600
		597,712
Materials-2.65%
Freeport-McMoRan, Inc.	906	33,721
Total Common Stocks & Other Equity Interests (Cost $1,374,959)		1,264,454
Money Market Funds-0.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $8,756)	8,756	8,756
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $1,383,715)		1,273,210
OTHER ASSETS LESS LIABILITIES-(0.19)%		(2,461)
NET ASSETS-100.00%		$1,270,749
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,376	$46,310	$(43,930)	$-	$-	$8,756	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,688	32,484	(53,172)	-	-	-	-
Invesco Private Prime Fund	48,272	69,309	(117,580)	-	(1)	-	2*
Total	$75,336	$148,103	$(214,682)	$-	$(1)	$8,756	$3

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco US Large Cap Core ESG ETF (IVLC)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-9.77%
Alphabet, Inc., Class A(b)	119	$322,022
Comcast Corp., Class A	1,235	61,738
Electronic Arts, Inc.	503	66,728
Netflix, Inc.(b)	148	63,217
Snap, Inc., Class A(b)	1,177	38,300
Verizon Communications, Inc.	1,859	98,954
		650,959
Consumer Discretionary-13.17%
Amazon.com, Inc.(b)	106	317,096
D.R. Horton, Inc.	782	69,770
Dollar General Corp.	230	47,950
Expedia Group, Inc.(b)	563	103,192
Home Depot, Inc. (The)	370	135,783
O’Reilly Automotive, Inc.(b)	133	86,683
Ross Stores, Inc.	532	52,003
Target Corp.	295	65,027
		877,504
Consumer Staples-5.98%
Mondelez International, Inc., Class A	1,381	92,568
PepsiCo, Inc.	553	95,957
Procter & Gamble Co. (The)	743	119,214
Sysco Corp.	1,159	90,576
		398,315
Energy-1.72%
Baker Hughes Co., Class A	4,178	114,644
Financials-9.94%
Allstate Corp. (The)	516	62,266
Equitable Holdings, Inc.	2,205	74,176
Intercontinental Exchange, Inc.	883	111,841
JPMorgan Chase & Co.	1,525	226,615
Marsh & McLennan Cos., Inc.	460	70,674
S&P Global, Inc.	155	64,359
SVB Financial Group(b)	90	52,551
		662,482
Health Care-12.06%
AstraZeneca PLC, ADR (United Kingdom)	1,669	97,152
Cooper Cos., Inc. (The)	215	85,635
Danaher Corp.	347	99,169
Eli Lilly and Co.	436	106,990
HCA Healthcare, Inc.	560	134,428
Seagen, Inc.(b)	432	58,108
UnitedHealth Group, Inc.	470	222,108
		803,590
	Shares	Value
Industrials-10.20%
Deere & Co.	205	$77,162
Hubbell, Inc.	339	63,491
Otis Worldwide Corp.	867	74,068
Rockwell Automation, Inc.	222	64,207
Stanley Black & Decker, Inc.	259	45,234
Trane Technologies PLC	303	52,449
Union Pacific Corp.	400	97,820
United Parcel Service, Inc., Class B	715	144,580
Waste Connections, Inc.	485	60,480
		679,491
Information Technology-30.59%
Accenture PLC, Class A	360	127,289
Advanced Micro Devices, Inc.(b)	782	89,343
Apple, Inc.	2,387	417,200
Applied Materials, Inc.	918	126,849
Fiserv, Inc.(b)	889	93,967
Microsoft Corp.	1,448	450,299
PayPal Holdings, Inc.(b)	396	68,088
QUALCOMM, Inc.	883	155,196
salesforce.com, inc.(b)	549	127,714
TE Connectivity Ltd.	453	64,784
Texas Instruments, Inc.	579	103,925
Visa, Inc., Class A	469	106,074
VMware, Inc., Class A	305	39,186
Workday, Inc., Class A(b)	271	68,566
		2,038,480
Materials-1.15%
Air Products and Chemicals, Inc.	271	76,455
Real Estate-3.62%
Alexandria Real Estate Equities, Inc.	185	36,045
American Tower Corp.	190	47,785
Prologis, Inc.	1,002	157,134
		240,964
Utilities-1.83%
Avangrid, Inc.	746	34,853
NextEra Energy, Inc.	1,120	87,495
		122,348
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $6,350,259)		6,665,232
OTHER ASSETS LESS LIABILITIES-(0.03)%		(1,695)
NET ASSETS-100.00%		$6,663,537
See accompanying notes which are an integral part of this schedule.

Invesco US Large Cap Core ESG ETF (IVLC)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,020	$28,256	$(54,276)	$-	$-	$-	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,583	40,096	(52,679)	-	-	-	-
Invesco Private Prime Fund	27,638	83,005	(110,637)	-	(6)	-	5*
Total	$66,241	$151,357	$(217,592)	$-	$(6)	$-	$7

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of January 31, 2022, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Real Assets ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,757,730	$-	$-	$2,757,730
Money Market Funds	27,295	82,729	-	110,024
Total Investments	$2,785,025	$82,729	$-	$2,867,754